SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and Transaction Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other (Expense) Income, Net | Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Gains (losses) reclassified to earnings	$ (1.4)	$ 0.0	$ (0.1)